Exhibit 99.1

World Omni Auto Receivables Trust 2022-C
Monthly Servicer Certificate
December 31, 2023

Dates Covered
Collections Period	12/01/23 - 12/31/23
Interest Accrual Period	12/15/23 - 01/15/24
30/360 Days	30
Actual/360 Days	32
Distribution Date	01/16/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/23	572,159,984.13	30,344
Yield Supplement Overcollateralization Amount 11/30/23	46,628,595.37	0
Receivables Balance 11/30/23	618,788,579.50	30,344
Principal Payments	21,308,863.36	1,109
Defaulted Receivables	927,273.88	37
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/23	44,251,930.49	0
Pool Balance at 12/31/23	552,300,511.77	29,198

Pool Statistics	$ Amount	# of Accounts
Pool Factor	53.10%
Prepayment ABS Speed	1.24%
Aggregate Starting Principal Balance	1,123,484,105.00	42,981

Delinquent Receivables:
Past Due 31-60 days	9,125,711.36	373
Past Due 61-90 days	2,779,576.14	99
Past Due 91-120 days	722,410.41	25
Past Due 121+ days	0.00	0
Total	12,627,697.91	497

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.12%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.59%
Delinquency Trigger Occurred	NO

Recoveries	568,297.17
Aggregate Net Losses/(Gains) - December 2023	358,976.71
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.70%
Prior Net Losses/(Gains) Ratio	0.58%
Second Prior Net Losses/(Gains) Ratio	0.89%
Third Prior Net Losses/(Gains) Ratio	0.46%
Four Month Average	0.66%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.40%

Overcollateralization Target Amount	5,081,353.05
Actual Overcollateralization	5,081,353.05
Weighted Average Contract Rate	4.49%
Weighted Average Contract Rate, Yield Adjusted	8.79%
Weighted Average Remaining Term	47.47

Flow of Funds	$ Amount
Collections	24,101,210.35
Investment Earnings on Cash Accounts	26,327.34
Servicing Fee	(515,657.15)
Transfer to Collection Account	-
Available Funds	23,611,880.54

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,602,225.78
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	103,442.92
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	55,350.58
(7) Noteholders' Third Priority Principal Distributable Amount	14,710,032.50
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,081,353.05
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,059,475.71

Total Distributions of Available Funds	23,611,880.54

Servicing Fee	515,657.15
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	966,300,000.00
Original Class B	30,350,000.00
Original Class C	15,130,000.00

Total Class A, B, & C
Note Balance @ 12/15/23	567,010,544.27
Principal Paid	19,791,385.55
Note Balance @ 01/16/24	547,219,158.72

Class A-1
Note Balance @ 12/15/23	0.00
Principal Paid	0.00
Note Balance @ 01/16/24	0.00
Note Factor @ 01/16/24	0.0000000%

Class A-2
Note Balance @ 12/15/23	169,930,544.27
Principal Paid	19,791,385.55
Note Balance @ 01/16/24	150,139,158.72
Note Factor @ 01/16/24	37.0988779%

Class A-3
Note Balance @ 12/15/23	252,900,000.00
Principal Paid	0.00
Note Balance @ 01/16/24	252,900,000.00
Note Factor @ 01/16/24	100.0000000%

Class A-4
Note Balance @ 12/15/23	98,700,000.00
Principal Paid	0.00
Note Balance @ 01/16/24	98,700,000.00
Note Factor @ 01/16/24	100.0000000%

Class B
Note Balance @ 12/15/23	30,350,000.00
Principal Paid	0.00
Note Balance @ 01/16/24	30,350,000.00
Note Factor @ 01/16/24	100.0000000%

Class C
Note Balance @ 12/15/23	15,130,000.00
Principal Paid	0.00
Note Balance @ 01/16/24	15,130,000.00
Note Factor @ 01/16/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,761,019.28
Total Principal Paid	19,791,385.55
Total Paid	21,552,404.83

Class A-1
Coupon	2.96900%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	3.73000%
Interest Paid	528,200.78
Principal Paid	19,791,385.55
Total Paid to A-2 Holders	20,319,586.33

Class A-3
Coupon	3.66000%
Interest Paid	771,345.00
Principal Paid	0.00
Total Paid to A-3 Holders	771,345.00

Class A-4
Coupon	3.68000%
Interest Paid	302,680.00
Principal Paid	0.00
Total Paid to A-4 Holders	302,680.00

Class B
Coupon	4.09000%
Interest Paid	103,442.92
Principal Paid	0.00
Total Paid to B Holders	103,442.92

Class C
Coupon	4.39000%
Interest Paid	55,350.58
Principal Paid	0.00
Total Paid to C Holders	55,350.58

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.7405160
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	19.5609575
Total Distribution Amount	21.3014735

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	1.3051662
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	48.9038437
Total A-2 Distribution Amount	50.2090099

A-3 Interest Distribution Amount	3.0500000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.0500000

A-4 Interest Distribution Amount	3.0666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.0666667

B Interest Distribution Amount	3.4083334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.4083334

C Interest Distribution Amount	3.6583331
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.6583331

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	743.25
Noteholders' Principal Distributable Amount	256.75

Account Balances	$ Amount
Reserve Account
Balance as of 12/15/23	5,058,901.50
Investment Earnings	22,598.11
Investment Earnings Paid	(22,598.11)
Deposit/(Withdrawal)	-
Balance as of 01/16/24	5,058,901.50
Change	-

Required Reserve Amount	5,058,901.50

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$4,786,751.07	$5,350,439.76	$4,247,888.56
Number of Extensions	164	193	148
Ratio of extensions to Beginning of Period Receivables Balance	0.77%	0.83%	0.64%